Share-based payments (Tables)	12 Months Ended
Dec. 31, 2018
Share-based payments
Schedule of option plans

	2012 Employee Stock Option Plan	2015 Restricted Stock Unit Plan
	(ESOP)	(RSU Plan)
Adoption date	October, 2012	July, 2015
Type of shares	class B shares	class B shares
Number of options or RSUs reserved	Up to 7 % of total amount of shares	Up to 7 % of total amount of shares
Exercise price	Granted during:	Granted during:
	Year 2012: U.S. $ 13.65	Year 2016: n/a
	Year 2013: U.S. $ 41.24 - 46.57	Year 2017: n/a
	Year 2014: U.S. $ 34.09 - 37.89	Year 2018: n/a
Year 2017: U.S. $ 23.94
Exercise basis	Shares	Shares
Expiration date	December 2020	December 2022
Vesting period	Up to 4 years	Three vesting during up to 2 years
Other major terms	The options are not transferrable	- The units are not transferrable
- All other terms of the units under 2015 RSU Plan are to be determined by the Company's BOD or the CEO, if so resolved by the BOD, acting as administrator of the Plan

Schedule of changes in outstanding options

	As of		Forfeited	Exercised	As of
	December 31,	Granted during	during the	during the	December 31,
	2017	the period	period	period	2018
2012 ESOP	1,528,140	—	(11,159)	—	1,516,981
2015 RSU Plan	545,378	807,300	(20,800)	(518,859)	813,019
Total	2,073,518	807,300	(31,959)	(518,859)	2,330,000

Schedule of valuations of share-based payments

							Weighted
							average
	Number					Weighted	fair value
	of			Risk-free	Expec-	average	per option/
Option plan/	options/	Dividend	Volatility,	interest	ted term,	share price	RSU (U.S.	Valuation
Grant date	RSUs	yield,%	%	rate, %	years	(U.S. $)	$)	method
2012 ESOP	4,128,521	0-5.03%	28%-49.85%	0.29%-3.85%	2 - 4	28.10	7.14	Black-Scholes-Merton
2015 RSU Plan	1,903,008	0-5.70%	44.43%-64.02%	2.89%-4.34%	0 - 2	15.15	14.47	Binominal